Employee Separation and Asset Related Charges, Net	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Employee Separation and Asset Related Charges, Net
Note 6. Employee Separation and Asset Related Charges, Net
For the years ended December 31, 2015, 2014 and 2013, Chemours recorded charges for employee separation and asset related charges as follows:
	Year Ended December 31,
	2015	2014	2013
Employee Separation Charges	$137	$18	$2
Asset Related Charges–Restructuring	133	3	—
Asset Related Charges–Impairment(1)	48	—	—
Decommissioning and other charges–Restructuring	15	—	—
Total	$333	$21	$2

(1)
See Note 12 for further information.

Transformation Plan
During the third quarter of 2015, Chemours announced a plan to transform the Company by reducing structural costs, growing market positions, optimizing its portfolio, refocusing investments, and enhancing its organization (the “Transformation Plan”). Through a combination of higher free cash flow from operations, lower capital spending, and potential proceeds from asset sales, the Company anticipates reducing its leverage ratio (net debt to Adjusted EBITDA (see Note 23 for definition)). Key actions initiated under the Transformation Plan since the separation included Titanium Technologies plant and production line closures, Fluoroproduct line closures, Reactive Metals Solutions (RMS) plant closure and other cost reduction initiatives including global workforce reduction.
Titanium Technologies Plant Closures:   In August 2015, the Company announced the closure of its Edge Moor, Delaware manufacturing site located in the United States. The Edge Moor plant produced TiO2 product for use in the paper industry and other applications where demand has steadily declined, resulting in underused capacity at the plant. In addition, the Company permanently shut down one underused TiO2 production line at its New Johnsonville, Tennessee plant. The Company stopped production at Edge Moor in September 2015 and immediately began decommissioning the plant. The Company expects to complete decommissioning activities in first quarter of 2016 and will begin dismantling thereafter. Dismantling and removal activities are expected to be completed in early 2017.
As a result, the Company recorded charges of approximately $140, which consisted of employee separation costs of  $11, property, plant and equipment and other asset impairment charges of  $115, and decommission costs and other charges of  $14. The Company also expects to incur additional charges of approximately $50 for decommissioning, dismantling and removal costs through early 2017, which will be expensed as incurred.
Fluoroproducts Restructuring:   Also, in August 2015, in an effort to improve the profitability of the Fluoroproducts segment, management approved the shutdown of certain production lines of the segment’s manufacturing facilities in the United States. As a result, the Company recorded restructuring charges of approximately $21, which consist of property, plant and equipment accelerated depreciation of  $18, employee separation costs of  $2, and decommissioning and other costs of  $1. The Company expects to incur additional charges of approximately $5 for decommissioning, dismantling and removal costs during 2016, which will be expensed as incurred.
RMS Closure:   Also during the fourth quarter of 2015, the Company announced the completion of the strategic review of its RMS business and the decision to stop production at the Niagara Falls, New York site by the end of December 2016. The Niagara Falls plant has approximately 200 employees and contractors that will be impacted by this action. In the fourth quarter of 2015, the Company recorded approximately $12 of employee separation costs. Additional restructuring charges of approximately $15 for contract termination, decommissioning and site redevelopment are expected to be incurred in 2016 through 2018. Impairment of RMS related assets were recorded in the third quarter of 2015 (see Note 12 for further information).
Global Restructuring Programs
In November 2015, Chemours announced an additional global workforce reduction of approximately 430 positions. This action is part of ongoing efforts to streamline and simplify the structure of the organization worldwide and to reduce costs. As a result of these actions, the Company recorded approximately $48 of employee separation costs during the fourth quarter of 2015. The headcount reduction is expected to be completed in 2016 and related payments are expected to be substantially complete in 2017.
In June 2015, in light of continued weakness in the global titanium dioxide market cycle and continued foreign currency impacts due to the strengthening of the U.S. dollar, Chemours implemented a restructuring plan to reduce and simplify its cost structure. This plan resulted in a global workforce reduction of more than 430 positions. As a result, we recorded a pre-tax charge of  $64 for employee separation costs in the year ended December 31, 2015. The actions associated with this charge and all related payments are expected to be substantially complete by the end of 2016.
In 2014, Chemours implemented a restructuring plan to increase productivity and recorded a pre-tax charge of  $19 related to this initiative. The charge consisted of  $16 related to employee separation costs and $3 for asset shut-down costs. The actions associated with this charge and all related payments are substantially complete as of December 31, 2015.
The charges related to our programs and impairments impacted segment earnings for the years ended December 31, 2015 and 2014 as follows:
	Titanium Technologies	Fluoroproducts	Chemical Solutions	Total
Year ended December 31, 2015
Titanium Technologies plant closures	$140	$—	$—	$140
Fluoroproducts restructuring and other asset impairment	—	24	—	24
RMS plant closure	—	—	57	57
2015 Restructuring	33	54	25	112(1)
	$173	$78	$82	$333
Year ended December 31, 2014
2014 Restructuring	$3	$16	$—	$19

(1)
Includes approximately $24 related to corporate overhead functions that was allocated to our segments.

The following table shows the change in our significant liability account balances.
	Titanium Technologies Site Closures	Chemical Solutions Site Closures	2015 Restructuring	2014 Restructuring	Total
Balance as of December 31, 2013	$—	$—	$—	$—	$—
Charges to income for the year ended December 31, 2014	—	—	—	16	16
Charges to liability accounts:
Payments	—	—	—	(2)	(2)
Net currency translation adjustment	—	—	—	(2)	(2)
Balance as of December 31, 2014	—	—	—	12	12
Charges to income for the year ended December 31, 2015	11	12	112	—	135
Charges to liability accounts:
Payments	—	—	(39)	(11)	(50)
Net currency translation adjustment(1)	—	—	—	—	—
Balance as of December 31, 2015	$11	$12	$73	$1	$97

(1)
Net currency translation adjustment for the year ended December 31, 2015 was less than $1.